Exhibit 99.1

Volkswagen Auto Lease Trust 2009-A MONTHLY SERVICER CERTIFICATE For the collection period ended 09-26-2009	PAGE 1

A.	DATES				Begin	End	# days

1	Determination Date					10/13/2009
2	Payment Date					10/15/2009
3	Collection Period				8/30/2009	9/26/2009	28
4	Monthly Interest Period- Actual				9/15/2009	10/14/2009	30
5	Monthly Interest- Scheduled						30

B.	SUMMARY

				Principal Payment
		Initial Balance	Beginning Balance	1st Priority	Regular	Ending Balance	Note Factor
6	Class A-1 Notes	373,000,000.00	121,935,875.46	—	40,379,022.35	81,556,853.11	0.2186511
7	Class A-2 Notes	489,000,000.00	489,000,000.00	—	—	489,000,000.00	1.0000000
8	Class A-3 Notes	774,000,000.00	774,000,000.00	—	—	774,000,000.00	1.0000000
9	Class A-4 Notes	114,000,000.00	114,000,000.00	—	—	114,000,000.00	1.0000000

10	Equals: Total Securities	$1,750,000,000.00	$1,498,935,875.46	$—	$40,379,022.35	$1,458,556,853.11

11	Overcollateralization	545,082,185.79	590,983,662.84			590,983,662.84

12	Total Securitization Value	$2,295,082,185.79	$2,089,919,538.30			$2,049,540,515.95

13	NPV Lease Payments Receivable	1,010,673,954.42	821,985,099.17			787,348,579.77
14	NPV Base Residual	1,284,408,231.37	1,267,934,439.13			1,262,191,936.18

			Coupon Rate	Interest Pmt Due	Per $1000 Face Amount	Principal & Interest Payment Due	Per $1000 Face Amount
15	Class A-1 Notes		1.4521%	147,547.49	1.2100417	40,526,569.84	332.3596906
16	Class A-2 Notes		2.8700%	1,169,525.00	2.3916667	1,169,525.00	2.3916667
17	Class A-3 Notes		3.4100%	2,199,450.00	2.8416667	2,199,450.00	2.8416667
18	Class A-4 Notes		4.5900%	436,050.00	3.8250000	436,050.00	3.8250000

	Equals: Total Securities			3,952,572.49		44,331,594.84

C.	COLLECTIONS AND AVAILABLE FUNDS

19	Lease Payments Received						37,129,405.82
20	Pull Ahead Waived Payments						25,058.25
21	Sales Proceeds — Early Terminations						9,194,682.46
22	Sales Proceeds — Scheduled Terminations						9,015,042.96
23	Security Deposits for Terminated Accounts						34,250.00
24	Excess Wear and Tear Received						108,046.14
25	Excess Mileage Charges Received						113,150.86
26	Other Recoveries Received						101,179.63

27	Subtotal: Total Collections						55,720,816.12

28	Repurchase Payments						—
29	Postmaturity Term Extension						—
30	Investment Earnings on Collection Account						7,882.04

31	Total Available Funds, prior to Servicer Advances						55,728,698.16

32	Servicer Advance						—

33	Total Available Funds						55,728,698.16

34	Reserve Account Draw						—

35	Available for Distribution						55,728,698.16

D.	DISTRIBUTIONS						—

36	Payment Date Advance Reimbursement (Item 80)						—
37	Servicing Fee (Servicing and Administrative Fees paid pro rata):
38	Servicing Fee Shortfall from Prior Periods						—
39	Servicing Fee Due in Current Period						1,741,599.62
40	Servicing Fee Shortfall						—
41	Administration Fee (Servicing and Administrative Fees paid pro rata):
42	Administration Fee Shortfall from Prior Periods						—
43	Administration Fee Due in Current Period						5,000.00
44	Administration Fee Shortfall						—
45	Interest Paid to Noteholders						3,952,572.49
46	First Priority Principal Distribution Amount						—
47	Amount Paid to Reserve Account to Reach Specified Balance						—
48	Subtotal: Remaining Available Funds					50,029,526.05
49	Regular Principal Distribution Amount					40,379,022.35
50	Regular Principal Paid to Noteholders (lesser of Item 49 and Item 50)						40,379,022.35
51	Other Amounts paid to Trustees						480.00

52	Remaining Available Funds						9,650,023.70

Volkswagen Auto Lease Trust 2009-A MONTHLY SERVICER CERTIFICATE For the collection period ended 09-26-2009	PAGE 2

E.	CALCULATIONS

53	Calculation of First Priority Principal Distribution Amount:
54	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		1,498,935,875.46
55	Less: Aggregate Securitization Value (End of Collection Period)		(2,049,540,515.95)

56	First Priority Principal Distribution Amount (not less than zero)		—

57	Calculation of Regular Principal Distribution Amount:
58	Outstanding Principal Amount of the Notes (Beg. Of Collection Period)		1,498,935,875.46
59	Less: First Priority Principal Distribution Amount		—
60	Less: Targeted Note Balance		(1,458,556,853.11)

61	Regular Principal Distribution Amount		40,379,022.35

62	Calculation of Targeted Note Balance:
63	Aggregate Securitization Value (End of Collection Period)		2,049,540,515.95
64	Less: Targeted Overcollateralization Amount (25.75% of Initial Securitization Value)		(590,983,662.84)

65	Targeted Note Balance		1,458,556,853.11

66	Calculation of Servicer Advance:
67	Available Funds, prior to Servicer Advances (Item 31)		55,728,698.16
68	Less: Payment Date Advance Reimbursement (Item 80)		—
69	Less: Servicing Fees Paid (Items 38, 39 and 40)		1,741,599.62
70	Less: Administration Fees Paid (Items 42, 43 and 44)		5,000.00
71	Less: Interest Paid to Noteholders (Item 45)		3,952,572.49
72	Less: 1st Priority Principal Distribution (Item 56)		—

73	Equals: Remaining Available Funds before Servicer Advance (If < 0, Available Funds Shortfall)		50,029,526.05
74	Monthly Lease Payments Due on Included Units but not received (N/A if Item 73 > 0)		N/A

75	Servicer Advance (If Item 73 < 0, lesser of Item 74 and absolute value of Item 73, else 0)		—

76	Total Available Funds after Servicer Advance (Item 73 plus Item 74)		50,029,526.05

77	Reserve Account Draw Amount (If Item 76 is < 0, Lesser of the Reserve Account Balance and Item 76)		—

78	Reconciliation of Servicer Advance:
79	Beginning Balance of Servicer Advance		—
80	Payment Date Advance Reimbursement		—
81	Additional Payment Advances for current period		—

82	Ending Balance of Payment Advance		—

F.	RESERVE ACCOUNT

83	Reserve Account Balances:
84	Targeted Reserve Account Balance (0.75% of Initial Securitized Value)		17,213,116.39
85	Initial Reserve Account Balance		17,213,116.39
86	Beginning Reserve Account Balance		17,213,116.39
87	Plus: Net Investment Income for the Collection Period		2,216.05

88	Subtotal: Reserve Fund Available for Distribution		17,215,332.44
89	Plus: Deposit of Excess Available Funds to reach Specified Balance (Item 47)		—
90	Less: Reserve Account Draw Amount (Item 77)		—

91	Subtotal Reserve Account Balance		17,215,332.44
92	Less: Excess Reserve Account Funds to Transferor (If Item 91 > Item 84)		2,216.05

93	Equals: Ending Reserve Account Balance		17,213,116.39

94	Change in Reserve Account Balance from Immediately Preceding Payment Date		—

95	Current Period Net Residual Losses:	Units	Amounts

96	Aggregate Securitization Value for Scheduled Terminated Units	647	8,986,505.33
97	Less: Aggregate Sales Proceeds for Current Month Scheduled Terminated Units		(9,043,367.96)
98	Less: Aggregate Sales Proceeds & Recoveries for Prior Month Scheduled Terminated Units		(30,527.06)
99	Less: Excess Wear and Tear Received		(108,046.14)
100	Less: Excess Mileage Received		(113,150.86)

101	Current Period Net Residual Losses/(Gains)	647	(308,586.69)

102	Cumulative Net Residual Losses:
103	Beginning Cumulative Net Residual Losses	2,322	748,498.82
104	Current Period Net Residual Losses (Item 101)	647	(308,586.69)

105	Ending Cumulative Net Residual Losses	2,969	439,912.13

106	Cumulative Net Residual Losses/(Gains) as a % of Aggregate Initial Securitization Value		0.02%

Volkswagen Auto Lease Trust 2009-A MONTHLY SERVICER CERTIFICATE For the collection period ended 09-26-2009	PAGE 3

G.	POOL STATISTICS

107	Collateral Pool Balance Data			Initial	Current
108	Aggregate Securitization Value			2,295,082,186	2,049,540,516
109	Aggregate Base Residual Value			1,568,723,690	1,484,671,264
110	Number of Current Contracts			104,213	98,313
111	Weighted Average Lease Rate			3.64%	3.63%
112	Average Remaining Term			28.3	23.1
113	Average Original Term			38.6	38.4
114	Proportion of Base Prepayment Assumption Realized				78.55%
115	Actual Monthly Prepayment Speed				0.35%
116	Turn-in Ratio on Scheduled Terminations				79.13%
		Sales Proceeds	Units	Book Amount	Securitization Value
117	Pool Balance — Beginning of Period		99,456	2,362,817,698	2,089,919,538
118	Depreciation/Payments			(33,422,220)	(21,878,915)
119	Gross Credit Losses		(84)	(2,038,610)	(1,952,596)
120	Early Terminations — Regular		(406)	(8,362,472)	(7,441,337)
121	Early Terminations — Lease Pull Aheads		(6)	(127,478)	(119,668)
122	Scheduled Terminations — Returned to VCI	7,341,502	(512)	(8,339,872)	(7,437,689)
123	Scheduled Terminations — Purchased	1,701,866	(135)	(1,748,525)	(1,548,817)

124	Pool Balance - End of Period		98,313	2,308,778,520	2,049,540,516

125	Delinquencies Aging Profile — End of Period		Units	Securitization Value	Percentage
126	Current		97,165	2,025,981,978	98.85%
127	31 - 90 Days Delinquent		980	19,737,293	0.96%
128	91+ Days Delinquent		168	3,821,246	0.19%

129	Total		98,313	2,049,540,516	100.00%

130	Credit Losses:			Units	Amounts
131	Aggregate Securitization Value on charged-off units			84	1,952,596
132	Aggregate Liquidation Proceeds on charged-off units				(1,332,027)
133	Aggregate Securitization Value on charged-off units previously categorized as Early Terminations			—	—
134	Aggregate Liquidation Proceeds on charged-off units previously categorized as Early Terminations				—
135	Recoveries on charged-off units				(16,283)

136	Current Period Aggregate Net Credit Losses/(Gains)			84	604,287

137	Cumulative Net Credit Losses:
138	Beginning Cumulative Net Credit Losses			212	1,034,934
139	Current Period Net Credit Losses (Item 136)			84	604,287

140	Ending Cumulative Net Credit Losses			296	1,639,221

141	Cumulative Net Credit Losses/(Gains) as a % of Aggregate Initial Securitization Value				0.07%

142	Aging of Scheduled Maturies Not Sold				Units
143	0 - 60 Days since Contract Maturity				437
144	61 - 120 Days since Contract Maturity				42
145	12 1+ Days since Contract Maturity				2

Volkswagen Auto Lease Trust 2009-A MONTHLY SERVICER CERTIFICATE For the collection period ended 09-26-2009	PAGE 4

SCHEDULED REDUCTION IN AGGREGATE SECURITIZATION VALUE

Scheduled
Payment Date	Reduction (1)
11/20/2009	32,129,927
12/20/2009	32,177,831
1/20/2010	34,860,315
2/20/2010	36,640,519
3/20/2010	38,056,115
4/20/2010	43,016,497
5/20/2010	59,136,732
6/20/2010	56,536,033
7/20/2010	33,756,366
8/20/2010	32,045,132
9/20/2010	30,202,366
10/20/2010	28,921,343
11/20/2010	32,597,401
12/20/2010	40,160,083
1/20/2011	39,778,066
2/20/2011	55,507,652
3/20/2011	48,218,567
4/20/2011	67,991,173
5/20/2011	107,944,837
6/20/2011	102,998,610
7/20/2011	95,551,705
8/20/2011	105,343,560
9/20/2011	101,148,427
10/20/2011	82,771,488
11/20/2011	88,008,066
12/20/2011	65,018,258
1/20/2012	52,304,407
2/20/2012	54,742,808
3/20/2012	65,049,548
4/20/2012	101,249,347
5/20/2012	83,369,214
6/20/2012	52,300,361
7/20/2012	24,688,380
8/20/2012	34,554,711
9/20/2012	24,686,625
10/20/2012	16,990,050
11/20/2012	13,605,686
12/20/2012	10,102,572
1/20/2013	5,995,308
2/20/2013	4,930,682
3/20/2013	6,604,503
4/20/2013	7,269,971
5/20/2013	576,111
6/20/2013	1,353
7/20/2013	903
8/20/2013	910
9/20/2013	—
10/20/2013	—
11/20/2013	—
12/20/2013	—
1/20/2014	—
2/20/2014	—
3/20/2014	—
4/20/2014	—
5/20/2014	—
6/20/2014	—
7/20/2014	—
8/20/2014	—
9/20/2014	—
10/20/2014	—

Total:	2,049,540,516

(1)	This column represents the monthly reduction in the Aggregate Securitization Value, assuming
(a)	each collection period is a calendar month rather than a fiscal month,
(b)	timely receipt of all monthly rental payments and sales proceeds,
(c)	no credit or residual losses and
(d)	no prepayments (including defaults, purchase option exercises or other early lease terminations).
Actual cash flows are likely to vary from these amounts.

Summary of Material Modifications, Extensions or Waivers

None in the current month

Summary of Material Breaches of Representations or Warranties Related to Eligibility Criteria

None in the current month

Summary of Material Breaches by the Issuer of Transaction Covenants

None in the current month

Summary of Material Changes in Practices With respect to Charge-Offs, Collections and Management of Delinquent Receivables and the Effect of any Grace Period, Re-Aging, Re-Structuring, Partial Payments or Other Practices on Delinquency and Loss Experience

None in the current month